Risk Management - ECL under 100% weighted scenarios for modelled portfolios (Details) £ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£) economic_scenario	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	100.00%
Financial assets	£ (1,518,454)	£ (1,491,765)
Retail mortgages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	0.10%	0.10%
Financial assets	£ (177,333)	£ (168,061)
Retail mortgages | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (177,333)	£ (168,061)
Retail credit cards
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	8.30%	8.70%
Financial assets	£ (36,952)	£ (34,779)
Retail credit cards | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (36,952)	£ (34,779)
Retail other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	3.60%	2.90%
Financial assets	£ (13,914)	£ (13,808)
Retail other | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (13,914)	£ (13,808)
Corporate loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	1.00%	0.90%
Financial assets	£ (133,324)	£ (129,625)
Corporate loans | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(133,324)	(129,625)
Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,727	5,532
Accumulated impairment | ECL collectively assessed
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,358	4,737
Accumulated impairment | Retail mortgages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	117	187	£ 583
Accumulated impairment | Retail mortgages | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	117	187
Accumulated impairment | Retail credit cards
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,329	3,307	3,486
Accumulated impairment | Retail credit cards | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,329	3,307
Accumulated impairment | Retail other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	517	410	353
Accumulated impairment | Retail other | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	517	410
Accumulated impairment | Corporate loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,326	1,166	£ 1,299
Accumulated impairment | Corporate loans | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,326	1,166
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of economic scenarios | economic_scenario	5
Credit risk | Accumulated impairment | Retail mortgages | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 62	24
Credit risk | Accumulated impairment | Retail credit cards | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,336	3,633
Credit risk | Accumulated impairment | Retail other | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	192	207
Credit risk | Accumulated impairment | Corporate loans | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 768	873
Baseline | Retail mortgages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted expected credit loss, uplift percentage	21.60%
Baseline | Retail other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted expected credit loss, uplift percentage	3.80%
Baseline | Corporate loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted expected credit loss, uplift percentage	4.60%
Baseline | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted expected credit loss, uplift percentage	1.30%
Baseline | Accumulated impairment | Retail mortgages | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 51	21
Baseline | Accumulated impairment | Retail credit cards | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,332	3,620
Baseline | Accumulated impairment | Retail other | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	185	202
Baseline | Accumulated impairment | Corporate loans | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	734	832
Downside 2 | Accumulated impairment | Retail mortgages | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	190	63
Downside 2 | Accumulated impairment | Retail credit cards | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,715	3,995
Downside 2 | Accumulated impairment | Retail other | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	259	271
Downside 2 | Accumulated impairment | Corporate loans | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,279	£ 1,384